Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund		Prospectuses Dated
Columbia Variable Portfolio — High Yield Bond Fund		April 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index), an unmanaged index that measures the performance of high yield bonds, rather than the JP Morgan Global High Yield Index (the Former Index). The index change is not expected to result in any changes in the management of the Fund. The average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby superseded and replaced with the following to reflect the New Index:

Columbia Variable Portfolio - High Yield Bond Fund
The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus is hereby replaced with the following:
Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - High Yield Bond Fund	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3	Columbia VP — High Yield Bond Fund:	Class 3			13.96%	8.17%	7.73%
Merrill Lynch High Yield Cash-Pay Constrained Index		Merrill Lynch High Yield Cash-Pay Constrained Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.10%	8.66%	8.84%
JP Morgan Global High Yield Index		JP Morgan Global High Yield Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.05%	8.93%	9.25%
Lipper High Current Yield Bond Funds Index		Lipper High Current Yield Bond Funds Index		(reflects no deduction for fees or taxes)	14.91%	6.58%	6.67%
[1]	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 14, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock

Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund		Prospectuses Dated
Columbia Variable Portfolio — High Yield Bond Fund		April 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index), an unmanaged index that measures the performance of high yield bonds, rather than the JP Morgan Global High Yield Index (the Former Index). The index change is not expected to result in any changes in the management of the Fund. The average annual total returns table in the “Past Performance” section of the Fund’s prospectus is hereby superseded and replaced with the following to reflect the New Index:

Columbia Variable Portfolio - High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvst1413032_SupplementTextBlock	The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus is hereby replaced with the following:
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended Dec. 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund’s primary benchmark.
Columbia Variable Portfolio - High Yield Bond Fund | Class 3
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — High Yield Bond Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	13.96%
5 years	rr_AverageAnnualReturnYear05	8.17%
10 years	rr_AverageAnnualReturnYear10	7.73%
Columbia Variable Portfolio - High Yield Bond Fund | Merrill Lynch High Yield Cash-Pay Constrained Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch High Yield Cash-Pay Constrained Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.10%
5 years	rr_AverageAnnualReturnYear05	8.66%
10 years	rr_AverageAnnualReturnYear10	8.84%
Columbia Variable Portfolio - High Yield Bond Fund | JP Morgan Global High Yield Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	JP Morgan Global High Yield Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.05%
5 years	rr_AverageAnnualReturnYear05	8.93%
10 years	rr_AverageAnnualReturnYear10	9.25%
Columbia Variable Portfolio - High Yield Bond Fund | Lipper High Current Yield Bond Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper High Current Yield Bond Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
1 year	rr_AverageAnnualReturnYear01	14.91%
5 years	rr_AverageAnnualReturnYear05	6.58%
10 years	rr_AverageAnnualReturnYear10	6.67%

[1]	On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.